Earnings/(loss) per share - Computation of basic earnings per share (Details) ¥ / shares in Units, $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Class A ordinary shares
Numerator:
Allocation of net income attributable to Qudian Inc. for basic computation	¥ (268,552,622)	$ (38,936,470)	¥ 441,499,980	¥ 718,824,602
Weighted average number of Class A and Class B ordinary shares outstanding:
Weighted average number of ordinary share outstanding- basic	182,530	182,530	189,950	190,170
Earnings/(loss) per share - basic | (per share)	¥ (1.47)	$ (0.21)	¥ 2.32	¥ 3.78
Class B ordinary shares
Numerator:
Allocation of net income attributable to Qudian Inc. for basic computation	¥ (93,411,501)	$ (13,543,395)	¥ 147,574,098	¥ 239,994,059
Weighted average number of Class A and Class B ordinary shares outstanding:
Weighted average number of ordinary share outstanding- basic	63,490	63,490	63,490	63,490
Earnings/(loss) per share - basic | (per share)	¥ (1.47)	$ (0.21)	¥ 2.32	¥ 3.78